Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets:
Natural gas and oil properties, net	$ 2,905,702	$ 2,490,375
Property, plant and equipment, net	449,540	456,208
Intangible assets	15,180	19,351
Restricted cash	34,843	25,057
Derivative financial instruments	28,439	24,401
Deferred tax assets	259,287	144,860
Other non-current assets	6,270	9,172
Total non-current assets	3,699,261	3,169,424
Current assets:
Trade receivables, net	234,421	190,207
Cash and cash equivalents	5,990	3,753
Restricted cash	11,426	11,195
Derivative financial instruments	33,759	87,659
Other current assets	18,668	11,784
Total current assets	304,264	304,598
Total assets	4,003,525	3,474,022
Shareholders' equity:
Share capital	13,762	12,897
Share premium	1,262,711	1,208,192
Treasury reserve	(119,006)	(102,470)
Share based payment and other reserves	20,170	14,442
Retained earnings (accumulated deficit)	(724,960)	(547,255)
Equity attributable to Owners of Diversified Energy Company PLC:	452,677	585,806
Non-controlling interests	11,879	12,604
Total equity	464,556	598,410
Non-current liabilities:
Asset retirement obligations	642,142	501,246
Leases	30,824	20,559
Borrowings	1,483,779	1,075,805
Deferred tax liability	8,011	13,654
Derivative financial instruments	608,869	623,684
Other non-current liabilities	5,384	2,224
Total non-current liabilities	2,779,009	2,237,172
Current liabilities:
Trade and other payables	35,013	53,490
Taxes payable	33,498	50,226
Leases	13,776	10,563
Borrowings	209,463	200,822
Derivative financial instruments	163,676	45,836
Other current liabilities	304,534	277,503
Total current liabilities	759,960	638,440
Total liabilities	3,538,969	2,875,612
Total equity and liabilities	$ 4,003,525	$ 3,474,022